Commitments and Contingencies - Additional Information - Liquidity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Net loss	$ 124,743	$ 86,304	$ 113,768	$ 125,504
Net operating cash flow			281,741	$ 307,505
Working capital deficit	895,600		895,600
Current portion of long-term debt	$ 1,299,806		$ 1,299,806		$ 998,591